Property and Equipment	6 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

9. PROPERTY AND EQUIPMENT

As of December 31, 2025 and June 30, 2025, property and equipment consisted of the following:

	As of December 31,	As of June 30,
	2025	2025
Leasehold improvement	$-	$-
Building	1,727,679	1,681,224
Motor vehicle	84,465	82,454
Office equipment	56,389	55,047
	1,868,533	1,818,725
Less: accumulated depreciation	(685,841)	(622,326)
	$1,182,692	$1,196,399

Depreciation expenses were $47,457 and $36,608 for the six months ended December 31, 2025 and 2024, respectively.